Goodwill and impairment review of goodwill - Disclosure of reconciliation of goodwill (Details) - Goodwill - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	$ 11,960,000,000	$ 12,373,000,000
Intangible assets and goodwill, end of period	12,472,000,000	11,960,000,000
Carrying amount
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	12,577,000,000	12,991,000,000
Exchange adjustments	184,000,000	(367,000,000)
Acquisitions and other additions	415,000,000	573,000,000
Reclassified as assets held for sale	0	(58,000,000)
Disposals and retirements, intangible assets and goodwill	0	(562,000,000)
Intangible assets and goodwill, end of period	13,176,000,000	12,577,000,000
Accumulated impairment
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	(617,000,000)	(618,000,000)
Exchange adjustments	(2,000,000)	1,000,000
Impairment loss recognised in profit or loss, goodwill	(85,000,000)	0
Intangible assets and goodwill, end of period	$ (704,000,000)	$ (617,000,000)